Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
Prior to the Spinoff, South Bow did not operate as a standalone business and its Former Parent was responsible for providing the Company's administrative and operating services (referred to as "corporate expenses") necessary to operate the business. These allocated corporate expenses are capitalized or expensed based on the nature of underlying expenditure. In addition, the Company also incurs operating costs provided by subsidiaries of its Former Parent that are not allocated but are direct costs. These direct costs are capitalized or expensed based on the nature of underlying expenditure. These transactions were considered related party transactions up to September 30, 2024, the day prior to Spinoff.
The allocated corporate expenses, direct operating costs, interest expense on long-term debt due to affiliates of South Bow's Former Parent, and interest income with affiliates of its Former Parent were as follows:

	Year Ended December 31,
U.S.$ millions	2024	2023
Allocated corporate expenses
Plant operating costs and other	89	143
Plant, property and equipment	3	3
Equity investments [1]	2	13
	94	159
Direct operating costs
Plant operating costs and other	81	123
Plant, property and equipment	4	4
Equity investments [2]	1	6
	86	133

Interest income with affiliates of Former Parent	—	22
Interest expense on long-term debt to affiliates of Former Parent	270	211
Return of capital payment [3]	24	—
1.For the year ended December 31, 2024, $2 million impacted income from equity investments (2023 - $11 million).
2.For the year ended December 31, 2024, $1 million impacted income from equity investments (2023 - $5 million).
3.On September 30, 2024, the Company declared a return of capital distribution and paid it on October 1, 2024.

	As at December 31,		Affected Line Item on the Consolidated Balance Sheets
U.S.$ millions	2024	2023
Due from affiliates of Former Parent	—	3	Accounts receivable
Due to affiliates of Former Parent	—	104	Accounts payable and other
Long-term debt to affiliates of Former Parent	—	5,967	Long-term debt